Audit Information	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Auditor Information [Abstract]
Auditor Name	KPMG S.A.	Ernst & Young et Autres
Auditor Firm ID	1253	1704
Auditor Location	Paris-La Défense, France	Paris-La Défense, France